Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Summary of Future Minimum Lease Payments

Future minimum lease payments under these leases as of June 30, 2014 were as follows:

(in thousands)
The remainder of 2014	$2,346
2015	3,646
2016	3,482
2017	2,939
2018	1,750
Thereafter	6,123

Total minimum lease payments	$20,286

Summary of Restructuring Activity

The following tables summarize the Company’s restructuring activity during the year ended December 31, 2013 and the six months ended June 30, 2014:

(in thousands)
Restructuring reserve balance at December 31, 2012	$—
Restructuring expense	176
Cash payments	—

Restructuring reserve balance at December 31, 2013	$176
Restructuring expense*	492
Cash payments*	(190)

Restructuring reserve balance at June 30, 2014*	$478